Property, Plant and Equipment, Net (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)
Disclosure of detailed information about property, plant and equipment [line items]
Cost, Beginning Balance	₪ 1,373		₪ 1,292
Cost, Additions during the year	345		641
Cost, Deductions during the year	(2)		(176)
Cost, Ending Balance	1,344	$ 388	1,373
Accumulated Depreciation, Beginning Balance	384		105
Accumulated Depreciation, Additions during the year:	372		341
Accumulated Depreciation, Deductions during the year			(62)
Accumulated Depreciation, Ending Balance	756		384
Depreciated cost	1,344		1,373
Depreciated cost (convenience translation into U.S. dollars (Note 2d)) | $		388
Laboratory equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost, Beginning Balance	1,006		687
Cost, Additions during the year	244		319
Cost, Deductions during the year
Cost, Ending Balance	1,250		1,006
Accumulated Depreciation, Beginning Balance	140		12
Accumulated Depreciation, Additions during the year:	162		128
Accumulated Depreciation, Deductions during the year
Accumulated Depreciation, Ending Balance	302		140
Depreciated cost	948		866
Depreciated cost (convenience translation into U.S. dollars (Note 2d)) | $		274
Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost, Beginning Balance	372		244
Cost, Additions during the year	12		128
Cost, Deductions during the year
Cost, Ending Balance	384		372
Accumulated Depreciation, Beginning Balance	116
Accumulated Depreciation, Additions during the year:	125		116
Accumulated Depreciation, Deductions during the year
Accumulated Depreciation, Ending Balance	241		116
Depreciated cost	143		256
Depreciated cost (convenience translation into U.S. dollars (Note 2d)) | $		41
Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost, Beginning Balance			176
Cost, Additions during the year
Cost, Deductions during the year			(176)
Cost, Ending Balance
Accumulated Depreciation, Beginning Balance			37
Accumulated Depreciation, Additions during the year:			25
Accumulated Depreciation, Deductions during the year			(62)
Accumulated Depreciation, Ending Balance
Depreciated cost
Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost, Beginning Balance	147		36
Cost, Additions during the year	24		111
Cost, Deductions during the year
Cost, Ending Balance	171		147
Accumulated Depreciation, Beginning Balance	18		8
Accumulated Depreciation, Additions during the year:	13		10
Accumulated Depreciation, Deductions during the year
Accumulated Depreciation, Ending Balance	31		18
Depreciated cost	140		129
Depreciated cost (convenience translation into U.S. dollars (Note 2d)) | $		40
Computers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost, Beginning Balance	232		149
Cost, Additions during the year	65		83
Cost, Deductions during the year	(2)
Cost, Ending Balance	295		232
Accumulated Depreciation, Beginning Balance	110		48
Accumulated Depreciation, Additions during the year:	72		62
Accumulated Depreciation, Deductions during the year
Accumulated Depreciation, Ending Balance	182		110
Depreciated cost	₪ 113		₪ 122
Depreciated cost (convenience translation into U.S. dollars (Note 2d)) | $		$ 33